Average Annual Total Returns - Class A Class C and Institutional Class - Europe 1.25x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(4.45%)	3.85%	2.74%	(6.34%)	2.62%	2.07%	(2.66%)	2.39%	1.81%	2.19%	5.79%	4.30%	(1.24%)	4.11%	2.40%	(3.60%)	2.67%	1.62%	(0.76%)	2.49%	1.49%	2.19%	5.79%	4.30%